Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Treasury Stock - Additional Paid-in Capital	Additional Paid-in Capital	Retained Earnings	Non-Controlling Interest
BALANCE, value at Dec. 31, 2012	$ 504,518	$ 486	$ (20)	$ (29,307)	$ 345,556	$ 183,951	$ 3,852
BALANCE, shares at Dec. 31, 2012		48,553,038	(1,971,639)
Net income	27,030					27,063	(33)
Dividends declared and paid ($0.04 per share in 2013, $0.05 per share in 2014 and $0.08 per share in 2015) (Note 23)	(1,884)					(1,884)
Equity component of convertible notes (Note 15)	13,113				13,113
Share-based compensation, value (Note 22)	4,497	$ 6			4,491
Share-based compensation, shares (Note 22)		690,621
Sale of subsidiary (Note 27) / Purchase of non- controlling interest in subsidiary	(3,528)						(3,528)
BALANCE, shares at Dec. 31, 2013		49,243,659	(1,971,639)
BALANCE, value at Dec. 31, 2013	543,746	$ 492	$ (20)	(29,307)	363,160	209,130	291
Net income	17,639					17,590	49
Dividends declared and paid ($0.04 per share in 2013, $0.05 per share in 2014 and $0.08 per share in 2015) (Note 23)	(2,403)					(2,403)
Share-based compensation, value (Note 22)	8,774	$ 10			8,764
Share-based compensation, shares (Note 22)		999,333
Sale of subsidiary (Note 27) / Purchase of non- controlling interest in subsidiary	(340)						(340)
BALANCE, shares at Dec. 31, 2014		50,242,992	(1,971,639)
BALANCE, value at Dec. 31, 2014	567,416	$ 502	$ (20)	(29,307)	371,924	224,317	0
Net income	35,880					35,880
Dividends declared and paid ($0.04 per share in 2013, $0.05 per share in 2014 and $0.08 per share in 2015) (Note 23)	(3,926)					(3,926)
Equity component of convertible notes (Note 15)	12,114				12,114
Share-based compensation, value (Note 22)	10,042	$ 12			10,030
Share-based compensation, shares (Note 22)		1,139,500
BALANCE, shares at Dec. 31, 2015		51,382,492	(1,971,639)
BALANCE, value at Dec. 31, 2015	$ 621,526	$ 514	$ (20)	$ (29,307)	$ 394,068	$ 256,271	$ 0